Affiliated companies and other equity-method investees - Summary of financial information for significant affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Subsidiary or Equity Method Investee [Line Items]
Total assets	¥ 40,591,329		¥ 42,852,078
Total liabilities	37,791,505		40,008,287
Non-interest expenses	1,168,811		1,080,402	¥ 1,230,523
Net income attributable to the companies	219,343		239,617	131,550
Significant affiliated companies [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets	2,516,611	[1]	2,609,327
Total liabilities	1,529,433	[1]	1,449,961
Net revenues	949,055	[2]	873,423	831,774	[3]
Non-interest expenses	768,419	[2]	694,089	673,014	[3]
Net income attributable to the companies	¥ 122,623	[2]	¥ 122,123	¥ 114,770	[3]

[1]	JAFCO's assets and liabilities are not included because it was not an affiliated company of Nomura as of March 31, 2018.
[2]	For JAFCO, financial information while it was an affiliated company of Nomura is included.
[3]	Certain changes to the presentation of previously reported amounts have been made to conform to the current year.